INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Impairment Testing Goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s cash-generating units ("CGUs") as follows:

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
CGUs:
Transocean Oil Pte. Ltd. ("Transocean")	5,551,429	5,551,429
YY Circle (HK) Pte Limited ("YYC HK")	2,260,054	2,260,054
YY Circle (Thailand) Company Limited ("YYC TH")	2,166,835	2,166,835
Property Facility Services Pte. Ltd. ("PFS")	644,292	644,292
	10,622,610	10,622,610
Multiple units without significant goodwill	737,393	737,393
	11,360,003	11,360,003
Impairment of goodwill - Transocean	(5,551,429)	(5,551,429)
Goodwill, net	5,808,574	5,808,574

Schedule of Key Assumptions Used Estimation

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
In percent
Pre-tax discount rate	14.82	15.50
Budgeted revenue growth rate (average of next five years)	5.00	3.60
Terminal value growth rate	1.60	1.60
	Change required for carrying amount to equal recoverable amount
	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
In percent
Discount rate	2.80	23.46
Budgeted revenue growth rate (average of next five years)	(6.15)	(25.13)